Other Receivables and Assets, Current and Non-Current (Tables)	6 Months Ended
Jun. 30, 2026
Other Receivables and Assets, Current and Non-Current [Abstract]
Schedule of Other Receivables and Asset

Other receivables and assets consist of the following:

	June 30, 2026	December 31, 2025
Current:
Prepaid social insurance	$2,122	$603
Prepaid expenses	239,162	200,761
Prepaid promotion service fees	400,000	-
Workshop consumables and production materials	457,729	-
Other receivables	3,288	14,678
Total other receivables and current assets	1,102,301	216,042

Non-Current:
Prepaid promotion service fees, net of current portion	200,000	-
Deposits for workshop consumables and production materials	-	690,135
Total other non-current assets	$200,000	$690,135